Cover Page	Jun. 23, 2021	May 17, 2021
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Jun. 23, 2021
Entity File Number		001-3034
Entity Tax Identification Number		41-0448030
Entity Address, Address Line One		414 Nicollet Mall
Entity Address, City or Town		Minneapolis
Entity Address, State or Province		MN
Entity Address, Postal Zip Code		55401
City Area Code		(612)
Local Phone Number		330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $2.50 par value per share
Trading Symbol		XEL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
SOUTHWESTERN PUBLIC SERVICE CO [Member]
Document Information [Line Items]
Entity Registrant Name	SOUTHWESTERN PUBLIC SERVICE COMPANY
Entity Central Index Key	0000092521
Entity Incorporation, State or Country Code	NM
Entity File Number		001-03789
Entity Tax Identification Number		75-0575400
Entity Address, Address Line One		790 South Buchanan Street
Entity Address, City or Town		Amarillo
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		79101
City Area Code		(303)
Local Phone Number		571-7511